Discontinued Operations and Disposals (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Results of Discontinued Operations

Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

December 31, 2013
Product sales	310.7
Costs and expenses	(285.7)

Income before tax and share of equity investee’s profits	25.0
Income and mining tax expense	(5.4)

Income before share of equity investee’s profits	19.6
Share of equity investee’s profits	0.9

Net income	20.5

Property, plant and equipment, net	1,987.3
Non-current investments	187.0
Current assets	285.4
Current liabilities	(234.8)
Non-current liabilities	(1,191.2)

Net carrying value	1,033.7
Net asset value distributed	(1,033.7)

Profit on distribution	—

Summary of Chucapaca's Assets and Liabilities Sold	Below is a summary of Chucapaca’s assets and liabilities sold in 2014:

December 31, 2014
Net assets disposed of	8.7
Noncontrolling interest	0.5
Cash received	81.0

Profit on disposal	72.8

Summary of Assets Held for Sale

Following the decision to dispose of non-core projects, Arctic Platinum was classified as held for sale and valued at the lower of fair value less cost of disposal or carrying value. The disposal is expected to be completed during fiscal 2016.

	December 31, 2015	December 31, 2014
Arctic Platinum [1]	1.0	31.0

Total assets held for sale	1.0	31.0

(1)	Refer to note 4 for details on the impairment in fiscal 2015.